UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
NET REVENUES
Total net revenues	$ 26,678	¥ 172,251	¥ 155,463	$ 46,751	¥ 301,856	¥ 245,742
COST OF REVENUES
Total cost of revenues	(14,919)	(96,322)	(95,051)	(28,081)	(181,305)	(173,782)
GROSS PROFIT	11,759	75,929	60,412	18,670	120,551	71,960
Operating expenses:
Selling and marketing	(2,079)	(13,422)	(13,657)	(3,782)	(24,422)	(24,206)
General and administrative	(5,949)	(38,412)	(45,042)	(13,220)	(85,357)	(84,243)
Research and development	(582)	(3,757)	(1,567)	(868)	(5,602)	(2,698)
Total operating expenses	(8,610)	(55,591)	(60,266)	(17,870)	(115,381)	(111,147)
OPERATING INCOME (LOSS)	3,149	20,338	146	800	5,170	(39,187)
OTHER INCOME (EXPENSES)
Interest income	302	1,948	2,145	621	4,008	4,135
Foreign exchange gain (loss), net	(2)	(12)	9	31	203	35
Other (loss) income, net	(37)	(240)	146	(183)	(1,180)	1,552
Gain from deregistration of subsidiaries	183	1,181	3,897	205	1,325	3,897
Gain on the bargain purchase | ¥						40,273
Gain on sale of investment available for sale	73	474	530	189	1,221	1,056
Total other income	519	3,351	6,727	863	5,577	50,948
INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTEREST	3,668	23,689	6,873	1,663	10,747	11,761
Income tax expense	(236)	(1,526)	(2,362)	(489)	(3,155)	(1,623)
NET INCOME	3,432	22,163	4,511	1,174	7,592	10,138
Less: Net loss attributable to non-controlling interest	(43)	(277)	(296)	(80)	(519)	(708)
NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	3,475	22,440	4,807	1,254	8,111	10,846
NET INCOME	3,432	22,163	4,511	1,174	7,592	10,138
OTHER COMPREHENSIVE INCOME, NET OF TAX
Foreign currency translation adjustments	(82)	(532)	7,895	(65)	(417)	8,328
Unrealized gains on short-term investments
Unrealized holding gains arising during period	76	493	499	166	1,075	940
Less: reclassification adjustment for gains included in net income	48	308	381	132	852	668
Other comprehensive (loss) income	(54)	(347)	8,013	(31)	(194)	8,600
TOTAL COMPREHENSIVE INCOME	$ 3,378	¥ 21,816	¥ 12,524	$ 1,143	¥ 7,398	¥ 18,738
Net income per share - basic and diluted | (per share)	$ 0.07	¥ 0.48	¥ 0.11	$ 0.03	¥ 0.17	¥ 0.25
Weighted average shares used in calculating basic and diluted net income per share | shares	46,648,495	46,648,495	43,583,418	46,642,280	46,642,280	43,577,168
Educational program and services
NET REVENUES
Total net revenues	$ 26,576	¥ 171,590	¥ 155,392	$ 46,635	¥ 301,104	¥ 245,659
COST OF REVENUES
Total cost of revenues	(14,797)	(95,536)	(94,891)	(27,782)	(179,375)	(172,324)
Intelligent program and services
NET REVENUES
Total net revenues	102	661	71	116	752	83
COST OF REVENUES
Total cost of revenues	$ (122)	¥ (786)	¥ (160)	$ (299)	¥ (1,930)	¥ (1,458)